LIFE inVEST

                                   Offered by

                     Charter National Life Insurance Company
                                   through the
                        Charter National Variable Account

                        Supplement Dated August 20, 1999
                                     to the
                          Prospectus Dated May 1, 1990

     On July 1, 1999 Allstate Life Insurance Company announced that it had purchased Charter National Life Insurance Company from Leucadia National Corporation. As a result of this transaction, we have made the following changes to your prospectus:

Modified the first sentence in the paragraph on page 6 under the heading "Distribution of the Policy" to read:

          The Policy will be distributed by registered representatives of CNL, Inc. ("CNL"), a wholly owned subsidiary of Allstate Life Insurance Company, which acts as the principal underwriter for the Policies, or by registered representatives of broker-dealers who enter into sales agreements with CNL.

Replaced the second and third paragraphs on page 7 under the heading "Charter National Life Insurance Company" with:

          On July 1, 1999, Charter became a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate"), a stock life insurance company incorporated under the laws of Illinois. Charter was previously a wholly owned subsidiary of Leucadia National Corporation ("Leucadia"). Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. The Allstate Corporation owns all of the outstanding capital stock of Allstate Insurance Company.

          CNL, Inc. ("CNL") is the principal underwriter of the Policies. On September 2, 1998, Leucadia, then sole owner of all of the stock of CNL, sold all of its CNL stock to Allstate.

Added the following disclosure to page 7 before the section entitled "The Fund":

                        Service Agreements with Allstate

          On September 2, 1998, Charter and Allstate entered into an administrative services agreement under which Allstate or an affiliate will administer the Policies. Neither of these agreements will change the fact that Charter is primarily liable to you under your Policies. At this time, there have been no changes to the address or phone numbers that you are currently using.

Modified the chart on page 29 entitled "Executive Officers and Directors of Charter" to read:

Name                           Principal Occupations During Past Five Years

Louis G. Lower, II             Chairman of the Board of Directors,
                               Charter National Life Insurance Company;
                               Chairman of the Board of Directors,
                               Allstate Life Insurance Company; Chairman of the Board of Directors, Allstate Life Insurance
                               Company of New York;  Chairman of
                               the Board and Chief Executive Officer, Glenbrook
                               Life and Annuity Company;
                               Chairman of the Board of Directors, Intramerica
                               Life Insurance Company;  Chairman
                               of the Board and Chief Executive Officer,
                               Northbrook Life Insurance Company;
                               Senior Vice President, Allstate Insurance Company

Thomas J. Wilson,  II          President,  Charter  National Life
                               Insurance  Company;   President,   Allstate  Life
                               Insurance  Company;   President,   Allstate  Life
                               Insurance  Company  of New York;  Vice  Chairman,
                               Glenbrook  Life and Annuity  Company;  President,
                               Intramerica   Life   Insurance   Company;    Vice
                               Chairman,   Northbrook  Life  Insurance  Company;
                               Senior Vice President, Allstate Insurance Company

Michael J. Velotta             Vice President, Secretary and General Counsel,
                               Charter National Life Insurance
                               Company;  Vice President, Secretary and General
                               Counsel, Allstate Life Insurance
                               Company;  Vice President, Secretary and General
                               Counsel, Allstate Life Insurance
                               Company of New York; Vice President, Secretary and General Counsel, Glenbrook
                               Life and Annuity Company;  Vice President,
                               Secretary and General Counsel,
                               Intramerica Life Insurance Company;  Vice
                               President, Secretary and General
                               Counsel, Northbrook Life Insurance Company;
                               Assistant Vice President, Allstate
                               Insurance Company

Marla G. Friedman              Vice President, Charter National Life
                               Insurance Company; Vice President,  Allstate Life
                               Insurance Company; Vice President,  Allstate Life
                               Insurance  Company of New York;  Vice  President,
                               Glenbrook   Life  and   Annuity   Company;   Vice
                               President,  Intramerica  Life Insurance  Company;
                               Vice President, Northbrook Life Insurance Company

Karen C. Gardner               Vice President,  Charter National Life
                               Insurance Company; Vice President,  Allstate Life
                               Insurance Company; Vice President,  Allstate Life
                               Insurance  Company of New York;  Vice  President,
                               Glenbrook   Life  and   Annuity   Company;   Vice
                               President,  Intramerica  Life Insurance  Company;
                               Vice   President,   Northbrook   Life   Insurance
                               Company;   Vice  President,   Allstate  Insurance
                               Company

Peter H. Heckman               Vice President, Charter National Life Insurance
                               Company;  Vice President, Allstate
                               Life Insurance Company;  Vice President,
                               Allstate Life Insurance Company of New
                               York;  President and Chief Operating Officer,
                               Glenbrook Life and Annuity Company;
                               Vice President, Intramerica Life Insurance
                               Company;  President and Chief Operating
                               Officer, Northbrook Life Insurance Company;
                               Vice President, Allstate Insurance
                               Company

John C. Lounds                 Vice President, Charter National Life Insurance
                               Company;  Vice President, Allstate
                               Life Insurance Company

Thomas A. McAvity, Jr.         Vice President, Charter National Life Insurance
                               Company;  Vice President, Allstate
                               Life Insurance Company;  Vice President,
                               Allstate Life Insurance Company of New
                               York;  Vice President, Intramerica Life
                               Insurance Company

Mary J. McGinn                 Vice President and Assistant Secretary, Charter
                               National Life Insurance Company;
                               Vice President and Assistant Secretary, Allstate
                               Life Insurance Company;
                               Assistant Secretary, Allstate Life Insurance
                               Company of New York;  Assistant
                               Secretary, Glenbrook Life and Annuity Company;
                               Assistant Secretary, Intramerica
                               Life Insurance Company;  Assistant Secretary,
                               Northbrook Life Insurance Company;
                               Vice President, Assistant Secretary and
                               Assistant General Counsel,  Allstate
                               Insurance Company

Kevin R. Slawin                Vice President,  Charter  National Life
                               Insurance Company; Vice President,  Allstate Life
                               Insurance Company; Vice President,  Allstate Life
                               Insurance  Company of New York;  Vice  President,
                               Glenbrook   Life  and   Annuity   Company;   Vice
                               President,  Intramerica  Life Insurance  Company;
                               Vice President, Northbrook Life Insurance Company

Charles F. Thalheimer          Vice President, Charter National Life Insurance
                               Company;  Vice President, Allstate
                               Life Insurance Company; Assistant Vice President,
                               Northbrook Life Insurance Company

Samuel H.  Pilch               Controller,   Charter  National  Life
                               Insurance  Company;  Controller,   Allstate  Life
                               Insurance  Company;  Controller,   Allstate  Life
                               Insurance   Company  of  New  York;   Controller,
                               Glenbrook Life and Annuity  Company;  Controller,
                               Intramerica Life Insurance  Company;  Controller,
                               Northbrook   Insurance   Company;    Group   Vice
                               President  and  Controller,   Allstate  Insurance
                               Company

Casey J. Sylla                 Chief Investment Officer, Charter National Life
                               Insurance Company; Chief Investment Officer,
                               Allstate Life Insurance Company;  Chief
                               Investment Officer, Allstate Life Insurance
                               Company of New York;  Chief Investment Officer,
                               Glenbrook Life and Annuity Company;  Chief
                               Investment Officer, Intramerica Life Insurance
                               Company;  Chief Investment Officer, Northbrook
                               Life Insurance Company; Senior Vice President and Chief Investment Officer, Allstate Insurance
                               Company

James P.  Zils                 Treasurer,   Charter   National   Life
                               Insurance  Company;   Treasurer,   Allstate  Life
                               Insurance  Company;   Treasurer,   Allstate  Life
                               Insurance   Company   of  New  York;   Treasurer,
                               Glenbrook  Life and Annuity  Company;  Treasurer,
                               Intramerica  Life Insurance  Company;  Treasurer,
                               Northbrook Life Insurance Company; Vice President and Treasurer, Allstate Insurance Company

Emma M. Kalaidjian             Assistant Secretary, Charter National Life
                               Insurance Company;  Assistant Secretary,
                               Allstate Life Insurance Company;  Assistant
                               Secretary, Allstate Life Insurance Company of
                               New York; Assistant Secretary, Glenbrook Life and Annuity Company; Assistant Secretary,
                               Intramerica Life Insurance Company;  Assistant
                               Secretary, Northbrook Life Insurance Company;
                               Assistant Vice President, Assistant Secretary, and Assistant General Counsel, Allstate
                               Insurance Company

Nancy Bufalino                 Assistant  Treasurer,  Charter National
                               Life  Insurance  Company;   Assistant  Treasurer,
                               Allstate  Life   Insurance   Company;   Assistant
                               Treasurer, Allstate Life Insurance Company of New
                               York;  Assistant  Treasurer,  Glenbrook  Life and
                               Annuity Company; Assistant Treasurer, Intramerica
                               Life  Insurance  Company;   Assistant  Treasurer,
                               Northbrook Life Insurance Company

John R. Hunter                 Director, Charter National Life Insurance
                               Company;  Assistant Vice President,
                               Allstate Life Insurance Company;  Senior Vice
                               President, Glenbrook Life and Annuity Company;
                               Director, Intramerica Life Insurance Company;
                               Assistant Vice President, Northbrook Life
                               Insurance Company

Timothy N. Vander Pas          Director,  Charter  National  Life
                               Insurance  Company;   Assistant  Vice  President,
                               Allstate Life Insurance  Company;  Assistant Vice
                               President, Allstate Life Insurance Company of New
                               York;  Assistant Vice  President,  Glenbrook Life
                               and Annuity Company;  Director,  Intramerica Life
                               Insurance  Company;   Assistant  Vice  President,
                               Northbrook Life Insurance Company

                                      * * *

                This Supplement must be read in conjunction with
                               the Prospectus for
             the Charter National Variable Account dated May 1, 1990